Long-term Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Millions	Feb. 24, 2018	Feb. 25, 2017	Aug. 09, 2016	May 31, 2016
Debt Instrument [Line Items]
Unamortized debt discounts	$ 249.6	$ 310.0
Deferred financing costs	79.7	118.2
Total debt	11,011.2	11,383.9
Less current maturities	(66.1)	(203.8)
Long-term portion	10,945.1	11,180.1
Secured debt | Albertsons Term Loans, due 2021 to 2023, interest range of 3.0% to 3.25% plus LIBOR
Debt Instrument [Line Items]
Total debt	5,610.7	5,853.0
Senior notes | Albertsons Senior Unsecured Notes due 2024 and 2025, interest rate of 6.625% and 5.750%, respectively
Debt Instrument [Line Items]
Total debt	$ 2,476.1	2,473.0
Senior notes | Albertsons Senior Unsecured Notes due 2024, interest rate of 6.625%
Debt Instrument [Line Items]
Stated interest rate	6.625%			6.625%
Senior notes | Albertsons Senior Unsecured Notes due 2025, interest rate 5.750%
Debt Instrument [Line Items]
Stated interest rate	5.75%		5.75%
Senior notes | Safeway 5.0% Senior Notes due 2019
Debt Instrument [Line Items]
Total debt	$ 269.5	270.1
Stated interest rate	5.00%
Senior notes | Safeway 7.45% Senior Debentures due 2027
Debt Instrument [Line Items]
Total debt	$ 152.5	152.7
Stated interest rate	7.45%
Senior notes | Safeway 3.95% Senior Notes due 2020
Debt Instrument [Line Items]
Total debt	$ 137.5	137.7
Stated interest rate	3.95%
Senior notes | Safeway 4.75% Senior Notes due 2021
Debt Instrument [Line Items]
Total debt	$ 130.8	131.0
Stated interest rate	4.75%
Medium-term notes | NALP 6.52% to 7.15% Medium Term Notes due 2027 - 2028
Debt Instrument [Line Items]
Total debt	$ 190.9	257.3
Notes payable | NALP 7.45% Debentures due 2029
Debt Instrument [Line Items]
Total debt	$ 525.5	554.6
Stated interest rate	7.45%
Notes payable | Safeway 7.25% Debentures due 2031
Debt Instrument [Line Items]
Total debt	$ 576.6	575.6
Stated interest rate	7.25%
Notes payable | NALP 8.0% Debentures due 2031
Debt Instrument [Line Items]
Total debt	$ 350.8	357.2
Stated interest rate	8.00%
Notes payable | NALP 8.7% Debentures due 2030
Debt Instrument [Line Items]
Total debt	$ 186.6	209.0
Stated interest rate	8.70%
Notes payable | NALP 7.75% Debentures due 2026
Debt Instrument [Line Items]
Total debt	$ 140.1	174.1
Stated interest rate	7.75%
Notes payable | Safeway 6.35% Notes due 2017
Debt Instrument [Line Items]
Total debt	$ 0.0	101.3
Stated interest rate	6.35%
Other notes payable | Other financing liabilities, unsecured
Debt Instrument [Line Items]
Total debt	$ 242.7	114.9
Mortgage notes payable | Mortgage notes payable, secured
Debt Instrument [Line Items]
Total debt	$ 20.9	$ 22.4
Minimum | Secured debt | Albertsons Term Loans, due 2021 to 2023, interest range of 3.0% to 3.25% plus LIBOR
Debt Instrument [Line Items]
Stated interest rate	3.00%
Minimum | Medium-term notes | NALP 6.52% to 7.15% Medium Term Notes due 2027 - 2028
Debt Instrument [Line Items]
Stated interest rate	6.52%
Maximum | Secured debt | Albertsons Term Loans, due 2021 to 2023, interest range of 3.0% to 3.25% plus LIBOR
Debt Instrument [Line Items]
Stated interest rate	3.25%
Maximum | Medium-term notes | NALP 6.52% to 7.15% Medium Term Notes due 2027 - 2028
Debt Instrument [Line Items]
Stated interest rate	7.15%